Transaction Expense, net (Tables)	12 Months Ended
Dec. 31, 2015
Transaction Expense, net
Schedule of transaction expense, net
	For the year ended December 31,
($ thousands)	2015	2014	2013

IGT acquisition costs	49,396	43,972	—
Gain on sale of ticketing business	—	(8,636)	—

	49,396	35,336	—